Segment Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment Information
34.	Segment Information
The Group’s operating segments are as follows:

Details	Business service
ICT	Mobile/fixed line telecommunication service and convergence business, B2B business and others
Finance	Credit card business and others
Satellite TV	Satellite TV business
Others	IT, facility security and global business, and others

Details of each segment for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018
(In millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	17,724,320	￦	933,191	￦	2,917,163
Finance		3,771,681		148,440		22,580
Satellite TV		690,821		66,735		98,310
Others		5,159,459		53,316		236,715

		27,346,281		1,201,682		3,274,768
Elimination		(3,910,231)		(100,822)		6,964

Consolidated amount	￦	23,436,050	￦	1,100,860	￦	3,281,732

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.

	2019
(In millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,527,631	￦	634,046	￦	3,229,159
Finance		3,795,185		158,235		27,852
Satellite TV		694,637		69,357		94,992
Others		5,845,973		218,402		357,294

		28,863,426		1,080,040		3,709,297
Elimination		(3,964,237)		(53,070)		(79,805)

Consolidated amount	￦	24,899,189	￦	1,026,970	￦	3,629,492

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.

	2020
(In millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1,2
ICT	￦	18,275,765	￦	809,741	￦	3,233,878
Finance		3,686,430		85,008		53,098
Satellite TV		706,631		71,345		84,931
Others		5,944,093		209,078		346,215

		28,612,919		1,175,172		3,718,122
Elimination		(4,172,272)		(152,839)		(83,838)

Consolidated amount	￦	24,440,647	￦	1,022,333	￦	3,634,284

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.
2	Property and equipment and intangible assets associated with ICT reporting segment are ￦ 13,583,173 million.

Operating revenues for the years ended December 31, 2018, 2019 and 2020 and non-current
assets as at December 31, 2019 and 2020 by geographical regions, are as follows:

(In millions of Korean won)	Operating revenues						Non-current assets 1
Location	2018		2019		2020		2019.12.31		2020.12.31
Domestic	￦	23,376,218	￦	24,832,068	￦	24,368,729	￦	19,198,416	￦	18,934,766
Overseas		59,832		67,121		71,918		76,679		18,243

Total	￦	23,436,050	￦	24,899,189	￦	24,440,647	￦	19,275,095	￦	18,953,009

1	Non-current assets include property and equipment, intangible assets, investment properties and right-of-use assets.